Operating Segment Information and Concentrations of Risk - Summary of Geographical Information 2 (Detail) $ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 AUD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Segment Reporting Information [Line Items]
Research and development costs			$ 33.3	$ 30.3	$ 29.5
Selling, general and administrative expenses			311.3	291.6	254.2
Asbestos adjustments	$ (43.6)	$ (56.8)	(156.4)	40.4	5.5
AICF SG&A expenses			(1.9)	(1.5)	(1.7)
Net interest (income) expense			29.5	27.5	25.6
Disposed of by Sale [Member] | Fontana Building [Member] | Building [Member]
Segment Reporting Information [Line Items]
Gain from disposition			3.4
General Corporate [Member]
Segment Reporting Information [Line Items]
Asbestos adjustments			(156.4)	40.4	5.5
Value of Asbestos-related assets			537.7	573.8
North America Fiber Cement [Member]
Segment Reporting Information [Line Items]
Research and development costs			6.1	6.2	6.6
International Fiber Cement [Member]
Segment Reporting Information [Line Items]
Research and development costs			1.8	1.5	1.2
New Zealand weathertightness claims (expense)/ benefit			0.0	0.0	(0.5)
Research and Development [Member]
Segment Reporting Information [Line Items]
Research and development costs			25.4	22.6	21.7
Selling, general and administrative expenses			2.4	2.9	2.2
AICF Funding [Member]
Segment Reporting Information [Line Items]
Asbestos adjustments			(0.8)
Net interest (income) expense			$ (1.9)	1.1	$ 0.3
Australian Pipes Business [Member]
Segment Reporting Information [Line Items]
Gain on sale of business				$ 1.7